Consolidated Statements of Operations (Parentheticals) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
Loss per share – diluted	$ (0.58)	$ (0.05)
Weighted-average number of common shares used in computing net loss per share - diluted	201,442,321	242,443,272